Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Bad debt expense	$ 16.3	$ 18.9	$ 24.1
Write-Offs	$ 20.3	$ 15.8	$ 26.4